                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Management Filing this Report:

Name: Allianz Investment Company, LLC
Address:    55 Greens Farms Road
            Westport, CT 06881

13F File Number:  028-05828

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Lisa Shaffer
Title:      Chief Compliance Officer
Phone:      203-221-8503
Signature Place and Date of Signing:

       Lisa Shaffer    Westport, CT  October 12, 2005


Report Type (Check only one.):

[x ]  13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 105

Form 13F Information Table Value Total:  $1,581,808,081
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                            ALLIANZ OF AMERICA, INC.
                                    FORM 13F
Run Date:  10/10/05              As of 09/30/05

                           FORM 13F INFORMATION TABLE

      COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------- -------------- --------- -------------- ---------------------- ---------- -------- ---------------------
                                                       VALUE       SHRS OR   SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS   CUSIP      (x$1000)     PRN AMT   PRN   CALL  DISCRETION MANAGERS SOLE   SHARED   NONE
------------------------- -------------- --------- -------------- --------- ----- ------ ---------- -------- ----- -------- ------
AES CORP                  Equity         00130H105   2,907,157.06   176,942
AT&T CORP                 Equity         001957505   4,302,955.80   217,321
ABBOTT LABORATORIES       Equity         002824100  17,851,036.00   421,015
ALCOA INC                 Equity         013817101   5,772,008.88   236,364
ALLEGHENY TECHNOLOGIES
 INC                      Equity         01741R102     705,972.24    22,788
ALLIANZ AG - ADR          Equity         018805101       1,351.00       100
ALLSTATE CORP             Equity         020002101   9,835,869.84   177,896
ALTRIA GROUP INC          Equity         02209S103  41,434,160.04   562,124
AMERICAN ELECTRIC POWER   Equity         025537101   4,228,089.70   106,501
AMERICAN EXPRESS CO       Equity         025816109  19,306,273.28   336,112
AMERICAN INTERNATIONAL
 GROUP                    Equity         026874107  43,548,895.80   702,855
AMGEN INC                 Equity         031162100  26,623,881.59   334,177
ANHEUSER-BUSCH COS INC.   Equity         035229103   9,056,778.08   210,427
AVON PRODUCTS INC         Equity         054303102   3,443,823.00   127,549
BAKER HUGHES INC          Equity         057224107   5,506,792.96    92,272
BANK OF AMERICA CORP      Equity         060505104  45,815,746.00 1,088,260
BAXTER INTERNATIONAL INC  Equity         071813109   6,723,796.41   168,643
BLACK & DECKER CORP       Equity         091797100   1,789,315.73    21,797
BOEING CO                 Equity         097023105  15,105,285.00   222,300
BRISTOL-MYERS SQUIBB CO   Equity         110122108  12,745,183.50   529,725
BURLINGTON NORTHERN SANTA
 FE                       Equity         12189T104   6,050,085.60   101,172
CIGNA CORP                Equity         125509109   4,104,710.22    34,827
CAMPBELL SOUP CO          Equity         134429109   1,490,861.75    50,113
CATERPILLAR INC           Equity         149123101  10,769,873.75   183,317
CISCO SYSTEMS INC         Equity         17275R102  31,037,206.53 1,731,021
CITIGROUP INC             Equity         172967101  63,743,112.64 1,400,332
CLEAR CHANNEL
 COMMUNICATIONS           Equity         184502102   4,835,257.57   147,013
COCA-COLA CO/THE          Equity         191216100  24,289,926.43   562,397
COLGATE-PALMOLIVE CO      Equity         194162103   7,426,813.94   140,686
COMCAST CORP-CL A         Equity         20030N101  17,474,724.54   594,783
COMPUTER SCIENCES CORP    Equity         205363104   2,368,149.36    50,056
DELL INC                  Equity         24702R101  22,206,812.40   649,322
THE WALT DISNEY CO.       Equity         254687106  13,138,181.75   544,475
DOW CHEMICAL              Equity         260543103  10,889,204.40   261,320
DU PONT (E.I.) DE NEMOURS Equity         263534109  10,555,453.26   269,478
EMC CORP/MASS             Equity         268648102   8,452,330.36   653,194
EASTMAN KODAK CO          Equity         277461109   1,892,728.02    77,794
EL PASO CORP              Equity         28336L109   2,482,289.80   178,582
ENTERGY CORP              Equity         29364G103   4,178,864.96    56,228
EXELON CORP               Equity         30161N101   9,706,093.44   181,626
EXXON MOBIL CORP          Equity         30231G102 108,522,634.68 1,707,942
FEDEX CORP                Equity         31428X106   7,147,709.55    82,035
FORD MOTOR CO             Equity         345370860   4,951,820.18   502,213
GENERAL DYNAMICS CORP     Equity         369550108   6,511,051.65    54,463

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

      COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------- -------------- --------- -------------- ---------------------- ---------- -------- ---------------------
                                                       VALUE       SHRS OR   SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS   CUSIP      (x$1000)     PRN AMT   PRN   CALL  DISCRETION MANAGERS SOLE   SHARED   NONE
------------------------- -------------- --------- -------------- --------- ----- ------ ---------- -------- ----- -------- ------
GENERAL ELECTRIC CO       Equity         369604103  96,674,718.14 2,871,242
GENERAL MOTORS CORP       Equity         370442105   4,688,411.26   153,166
GILLETTE COMPANY          Equity         375766102  14,174,435.40   243,547
GOLDMAN SACHS GROUP INC   Equity         38141G104  15,312,028.36   125,942
HCA INC                   Equity         404119109   5,866,558.08   122,424
HALLIBURTON CO            Equity         406216101   9,433,628.04   137,677
HARRAH'S ENTERTAINMENT
 INC                      Equity         413619107   3,242,420.22    49,738
HARTFORD FINANCIAL SVCS
 GRP                      Equity         416515104   6,259,644.55    81,115
HJ HEINZ CO               Equity         423074103   3,373,884.36    92,334
HEWLETT-PACKARD CO        Equity         428236103  22,673,274.40   776,482
HOME DEPOT INC            Equity         437076102  22,112,275.24   579,766
HONEYWELL INTERNATIONAL
 INC                      Equity         438516106   8,685,712.50   231,619
INTEL CORP                Equity         458140100  40,678,835.05 1,650,257
INTL BUSINESS MACHINES
 CORP                     Equity         459200101  34,676,859.84   432,272
INTERNATIONAL PAPER CO    Equity         460146103   3,960,360.40   132,898
ISHARES S&P 100 INDEX
 FUND                     Equity         464287101     183,594.60     3,238
JPMORGAN CHASE & CO       Equity         46625H100  32,287,448.70   951,590
JOHNSON & JOHNSON         Equity         478160104  50,986,467.84   805,728
LEHMAN BROTHERS HOLDINGS
 INC                      Equity         524908100   8,587,255.04    73,723
LIMITED BRANDS            Equity         532716107   1,932,473.70    94,590
LUCENT TECHNOLOGIES INC   Equity         549463107   3,913,685.75 1,204,211
MCDONALD'S CORP           Equity         580135101  11,338,273.93   338,557
MEDIMMUNE INC             Equity         584699102   2,245,868.30    66,742
MEDTRONIC INC             Equity         585055106  17,591,488.74   328,077
MERCK & CO. INC.          Equity         589331107  16,183,419.60   594,760
MERRILL LYNCH & CO INC    Equity         590188108  15,395,046.30   250,938
MICROSOFT CORP            Equity         594918104  64,203,348.56 2,495,272
NATIONAL SEMICONDUCTOR
 CORP                     Equity         637640103   2,436,364.20    92,991
NORFOLK SOUTHERN CORP     Equity         655844108   4,444,321.44   109,574
OFFICEMAX INC             Equity         67622P101     606,797.20    19,160
ORACLE CORP               Equity         68389X105  12,656,793.87 1,021,533
PEPSICO INC               Equity         713448108  25,647,551.18   452,258
PFIZER INC                Equity         717081103  49,854,302.96 1,996,568
PROCTER & GAMBLE CO       Equity         742718109  39,636,927.90   666,615
RADIOSHACK CORP           Equity         750438103     902,025.60    36,372
RAYTHEON COMPANY          Equity         755111507   4,649,617.88   122,294
ROCKWELL AUTOMATION INC   Equity         773903109   2,602,468.40    49,196
SBC COMMUNICATIONS INC    Equity         78387G103  21,450,321.54   894,882
SARA LEE CORP             Equity         803111103   4,026,931.85   212,503
SCHLUMBERGER LTD          Equity         806857108  13,447,640.60   159,370
SOUTHERN CO               Equity         842587107   7,235,928.72   202,347
SPRINT NEXTEL CORP        Equity         852061100  18,895,469.10   794,595
TARGET CORP               Equity         87612E106  12,445,388.01   239,657
TEXAS INSTRUMENTS INC     Equity         882508104  14,905,423.20   439,688
3M CO                     Equity         88579Y101  15,201,439.12   207,217
TIME WARNER INC           Equity         887317105  23,030,975.97 1,271,727
TYCO INTERNATIONAL LTD    Equity         902124106  15,272,466.55   548,383
US BANCORP                Equity         902973304  13,901,874.48   495,081

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

      COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------- -------------- --------- -------------- ---------------------- ---------- -------- ---------------------
                                                       VALUE       SHRS OR   SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS   CUSIP      (x$1000)     PRN AMT   PRN   CALL  DISCRETION MANAGERS SOLE   SHARED   NONE
------------------------- -------------- --------- -------------- --------- ----- ------ ---------- -------- ----- -------- ------
UNISYS CORP               Equity         909214108     613,270.40    92,360
UNITED TECHNOLOGIES CORP  Equity         913017109  14,387,362.56   277,534
VERIZON COMMUNICATIONS
 INC                      Equity         92343V104  24,483,338.95   748,955
VIACOM INC-CL B           Equity         925524308  14,175,286.24   429,424
WAL-MART STORES INC       Equity         931142103  29,642,564.84   676,462
WELLS FARGO & COMPANY     Equity         949746101  26,778,672.56   457,208
WEYERHAEUSER CO           Equity         962166104   4,563,418.75    66,377
WILLIAMS COS INC          Equity         969457100   3,883,601.70   155,034
XEROX CORP                Equity         984121103   3,548,440.35   259,959

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